Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of exchange rates
	December 31, 2021	December 31, 2020
Balance sheet items, except for equity accounts	6.3726	6.5326

	For the Years Ended December 31,
	2021	2020	2019
Items in the statements of income and comprehensive income, and statements of cash flows	6.4508	6.9020	6.9081

Schedule of property and equipment
Building	20 years
Office equipment	3 years
Vehicle	4 years

Schedule of amortized over their estimated useful lives
Trademarks	10 years
License	10 years
Software	10 years

Schedule of disaggregation of our revenue
	For the Years Ended December 31,
	2021	2020	2019
Medical training and education services	$8,754,120	$10,543,852	$14,882,763
Assistance in patient-aid projects	7,343,343	7,445,936	-
Other consulting services	199,307	-	-
Total	$16,296,770	$17,989,788	$14,882,763